INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES

7. INVENTORIES

Inventories consist of:

	2012	2011

Raw materials and supplies	$911	$800
Work-in-process	260	229
Finished goods	283	253
Tooling and engineering	1,058	763

	$2,512	$2,045

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.